Short-Term Bank Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Bank loan	$ 25,000	$ 25,000
Secured Loans
Short-term Debt [Line Items]
Bank loan	$ 25,000	$ 25,000